Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments [abstract]
Details of derivative financial instruments
	As at 31 December
	2017	2016
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	330,966	264,535
－Hedging instruments for cash flow hedge (exchange forward contracts)	-	107,907
－Financial instruments at fair value through profit or loss (fuel swap contracts)	2,726	5,881
Total	333,692	378,323
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	75,328	71,341
－Hedging instruments for cash flow hedge (exchange forward contracts)	-	28,380
Total non-current portion	75,328	99,721
Current portion	258,364	278,602
Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	11,794	164,464
－Hedging instruments for cash flow hedge (exchange forward contracts)	68,102	454
－Hedging instruments for cash flow hedge (interest rate swap contracts)	130,643	169,201
－Financial instruments at fair value through profit or loss (fuel swap contracts)	125	619
Total	210,664	334,738
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	2,026	31,673
－Hedging instruments for cash flow hedge (exchange forward contracts)	21,745	295
－Hedging instruments for cash flow hedge (interest rate swap contracts)	124,715	169,201
Total non-current portion	148,486	201,169
Current portion	62,178	133,569

Analysis of contractual cash inflows/ (outflows) of major derivative financial instruments
		Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years
As at 31 December 2017 Derivative financial assets Fuel derivatives used for hedging (net settlement)	330,966	330,966	255,638	75,328	-
Fuel derivatives that do not qualify as hedges (net settlement)	2,726	2,726	2,726		-
Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	11,794	(11,794)	(9,768)	(2,026)	-
Forward exchange contracts used for hedging
- inflows		2,509,363	2,041,812	467,551	-
- outflows		(2,568,034)	(2,083,441)	(484,593)	-
	68,102	(58,671)	(41,629)	(17,042)	-
Net-settled interest rate swaps used for hedging - net cash inflows/(outflows)	130,643	(154,367)	(82,533)	(71,834)	-
Fuel derivatives that do not qualify as hedges (net settlement)	125	(125)	(125)	-
As at 31 December 2016 derivative financial assets Fuel derivatives used for hedging (net settlement)	264,535	264,535	193,194	71,341	-
Forward exchange contracts used for hedging
- inflows		2,118,946	1,488,071	630,875	--
- outflows		(2,009,205)	(1,407,606)	(601,599)	-
	107,907	109,741	80,465	29,276	-
Fuel derivatives that do not qualify as hedges (net settlement)	5,881	5,881	5,881	-	-
Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	164,464	(164,464)	(132,792)	(31,672)	-
Forward exchange contracts used for hedging
- inflows		527,939	475,881	52,058	-
- outflows		(528,454)	(476,104)	(52,350)	-
	454	(515)	(223)	(292)	-
Net―settled interest rate swaps used for hedging - net cash inflows/(outflows)	169,201	(228,905)	(113,563)	(115,342)	-
Fuel derivatives that do not qualify as hedges (net settlement)	619	(619)	(619)	-	-